Financial Information for Subsidiary Guarantor and Subsidiary Non - Guarantor - Supplemental Condensed Consolidating Statements of Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
REVENUE	$ 687,570	$ 665,366	$ 672,695	$ 660,224	$ 680,171	$ 656,896	$ 661,895	$ 639,062	$ 2,685,855	$ 2,638,024	$ 2,491,325
COST OF SERVICES	329,040	310,533	311,939	309,067	317,772	307,699	307,286	291,702	1,260,579	1,224,459	1,113,289
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	229,770	231,407	226,018	257,867	237,257	231,905	233,110	233,118	945,062	935,390	909,908
OPERATING INCOME (LOSS)	128,760	123,426	134,738	93,290	125,142	117,292	121,499	114,242	480,214	478,175	468,128
OTHER INCOME (EXPENSE):
Interest Expense, net of interest income									(232,606)	(271,543)	(269,416)
Subordinated debt call premium and accelerated amortization of deferred financing costs									(23,105)	(2,715)
Subsidiary Income
Other, net									2,258	977	5,815
Other expense									(253,453)	(270,566)	(263,601)
INCOME BEFORE INCOME TAX EXPENSE									226,761	207,609	204,527
INCOME TAX EXPENSE (BENEFIT)									83,559	82,068	77,034
Net income	50,331	46,148	43,668	3,055	32,707	22,096	36,694	34,044	143,202	125,541	127,493
Foreign currency translation adjustments, net of tax of $(5,605), $(3,650) and $11,176									9,145	5,955	(18,234)
Reclassification of a cash flow hedge into earnings, net of tax of $1,349, $2,626 and $(3,180)									(2,201)	(4,284)	5,188
Unrealized gain (loss) on cash flow hedges, net of tax of $(2,444), $(4,434) and $(4,450)									3,987	7,234	7,260
Other comprehensive income (loss), net of tax of $(6,700), $(5,458) and $3,546									10,931	8,905	(5,786)
Comprehensive income									154,133	134,446	121,707
Parent / Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE
COST OF SERVICES
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									8,187	17,040	19,927
OPERATING INCOME (LOSS)									(8,187)	(17,040)	(19,927)
OTHER INCOME (EXPENSE):
Interest Expense, net of interest income									(155,201)	(180,090)	(165,856)
Subordinated debt call premium and accelerated amortization of deferred financing costs									(23,105)
Subsidiary Income									251,492	262,313	270,245
Other, net									11,069	5,610	1,457
Other expense									84,255	87,833	105,846
INCOME BEFORE INCOME TAX EXPENSE									76,068	70,793	85,919
INCOME TAX EXPENSE (BENEFIT)									(67,134)	(54,748)	(41,574)
Net income									143,202	125,541	127,493
Foreign currency translation adjustments, net of tax of $(5,605), $(3,650) and $11,176									9,145	5,955	(18,234)
Reclassification of a cash flow hedge into earnings, net of tax of $1,349, $2,626 and $(3,180)									(2,201)	(4,284)	5,188
Unrealized gain (loss) on cash flow hedges, net of tax of $(2,444), $(4,434) and $(4,450)									3,987	7,234	7,260
Other comprehensive income (loss), net of tax of $(6,700), $(5,458) and $3,546									10,931	8,905	(5,786)
Comprehensive income									154,133	134,446	121,707
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE									2,147,481	2,082,225	1,970,681
COST OF SERVICES									976,172	984,870	897,639
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									760,124	765,167	733,967
OPERATING INCOME (LOSS)									411,185	332,188	339,075
OTHER INCOME (EXPENSE):
Interest Expense, net of interest income									(100,128)	(109,346)	(117,986)
Subordinated debt call premium and accelerated amortization of deferred financing costs
Subsidiary Income									120,250	125,429	121,029
Other, net									(74,510)	16,776	17,197
Other expense									(54,388)	32,859	20,240
INCOME BEFORE INCOME TAX EXPENSE									356,797	365,047	359,315
INCOME TAX EXPENSE (BENEFIT)									105,748	104,630	89,986
Net income									251,049	260,417	269,329
Foreign currency translation adjustments, net of tax of $(5,605), $(3,650) and $11,176
Reclassification of a cash flow hedge into earnings, net of tax of $1,349, $2,626 and $(3,180)
Unrealized gain (loss) on cash flow hedges, net of tax of $(2,444), $(4,434) and $(4,450)
Other comprehensive income (loss), net of tax of $(6,700), $(5,458) and $3,546
Comprehensive income									251,049	260,417	269,329
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE									538,374	555,799	520,644
COST OF SERVICES									284,407	239,589	215,650
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES									176,751	153,183	156,014
OPERATING INCOME (LOSS)									77,216	163,027	148,980
OTHER INCOME (EXPENSE):
Interest Expense, net of interest income									22,723	17,893	14,426
Subordinated debt call premium and accelerated amortization of deferred financing costs
Subsidiary Income
Other, net									65,699	(21,409)	(12,839)
Other expense									88,422	(3,516)	1,587
INCOME BEFORE INCOME TAX EXPENSE									165,638	159,511	150,567
INCOME TAX EXPENSE (BENEFIT)									44,945	32,186	28,622
Net income									120,693	127,325	121,945
Foreign currency translation adjustments, net of tax of $(5,605), $(3,650) and $11,176									9,145	5,955	(18,234)
Reclassification of a cash flow hedge into earnings, net of tax of $1,349, $2,626 and $(3,180)
Unrealized gain (loss) on cash flow hedges, net of tax of $(2,444), $(4,434) and $(4,450)
Other comprehensive income (loss), net of tax of $(6,700), $(5,458) and $3,546									9,145	5,955	(18,234)
Comprehensive income									129,838	133,280	103,711
Eliminations and Consolidating Entries [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE
COST OF SERVICES
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
OPERATING INCOME (LOSS)
OTHER INCOME (EXPENSE):
Interest Expense, net of interest income
Subordinated debt call premium and accelerated amortization of deferred financing costs
Subsidiary Income									(371,742)	(387,742)	(391,274)
Other, net
Other expense									(371,742)	(387,742)	(391,274)
INCOME BEFORE INCOME TAX EXPENSE									(371,742)	(387,742)	(391,274)
INCOME TAX EXPENSE (BENEFIT)
Net income									(371,742)	(387,742)	(391,274)
Foreign currency translation adjustments, net of tax of $(5,605), $(3,650) and $11,176									(9,145)	(5,955)	18,234
Reclassification of a cash flow hedge into earnings, net of tax of $1,349, $2,626 and $(3,180)
Unrealized gain (loss) on cash flow hedges, net of tax of $(2,444), $(4,434) and $(4,450)
Other comprehensive income (loss), net of tax of $(6,700), $(5,458) and $3,546									(9,145)	(5,955)	18,234
Comprehensive income									$ (380,887)	$ (393,697)	$ (373,040)